Vanguard Funds

Supplement Dated January 12, 2026, to the Statement of Additional Information

As approved by the board of directors of The Vanguard Group, Inc. (the “Vanguard Board”), effective today, The Vanguard Group, Inc.’s (Vanguard) portfolio management and proxy voting administration services have reorganized into separate teams within two newly established wholly owned subsidiaries, Vanguard Capital Management, LLC (VCM) and Vanguard Portfolio Management, LLC (VPM) (the “Reorganization”). The Vanguard Board has determined that the Reorganization is in the best interests of the Vanguard funds and their shareholders.

In connection with the Reorganization, Vanguard has entered into intercompany service agreements with each of VCM and VPM. Each intercompany service agreement was approved by the Vanguard Board and a majority of the independent trustees of the Vanguard funds.

The Reorganization is not expected to increase the expense ratio of the Vanguard funds, nor does it necessitate any changes to the Vanguard funds’ investment objectives or strategies.

Statement of Additional Information (SAI) Changes

The following information amends, replaces, and/or supplements, as appropriate, information described in the Management of the Funds, Investment Advisory and Other Services, Proxy Voting, and other sections of this SAI. Disclosure with respect to investment advisors other than Vanguard (and portfolio managers employed by such investment advisors) remains unchanged.

Vanguard provides investment advisory services to the funds listed below (each, an “Impacted Fund”) through a wholly owned subsidiary, VCM and/or VPM, as identified in the table. All of these services are provided at Vanguard’s total cost of operations pursuant to the Fifth Amended and Restated Funds’ Service Agreement (the Agreement). In addition, in accordance with the Agreement and as approved by the board of trustees of each Vanguard fund, Vanguard has delegated portfolio management and investment stewardship responsibilities for the Impacted Funds to a wholly owned subsidiary advisor (VCM and/or VPM, as identified in the table), pursuant to an agreement between Vanguard and such subsidiary advisor(s). Any such subsidiary advisor is paid by Vanguard and the portfolio management and investment stewardship services are provided to each Impacted Fund at cost.

Vanguard Capital Management (VCM)

Vanguard 0-3 Month Treasury Bill ETF	Vanguard Multi-Sector Income Bond Fund
Vanguard 500 Index Fund	Vanguard Multi-Sector Income Bond ETF
Vanguard Balanced Index Fund	Vanguard Municipal Low Duration Fund
Vanguard California Intermediate-Term Tax-Exempt Fund	Vanguard Municipal Money Market Fund
Vanguard California Long-Term Tax-Exempt Fund	Vanguard New Jersey Long-Term Tax-Exempt Fund
Vanguard California Municipal Money Market Fund	Vanguard New York Long-Term Tax-Exempt Fund
Vanguard California Tax-Exempt Bond ETF	Vanguard New York Municipal Money Market Fund
Vanguard Cash Reserves Federal Money Market Fund	Vanguard New York Tax-Exempt ETF
Vanguard Core Bond Fund	Vanguard Ohio Long-Term Tax-Exempt Fund
Vanguard Core Bond ETF	Vanguard Pacific Stock Index Fund
Vanguard Core Tax-Exempt Bond ETF	Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Vanguard Core-Plus Bond Fund	Vanguard Short Duration Bond ETF
Vanguard Core-Plus Bond ETF	Vanguard Short Duration Tax-Exempt Bond ETF
Vanguard Core-Plus Bond Index ETF	Vanguard Short-Term Bond Index Fund
Vanguard Developed Markets Index Fund	Vanguard Short-Term Corporate Bond Index Fund

Vanguard Capital Management (VCM)

Vanguard Diversified Equity Fund	Vanguard Short-Term Federal Fund
Vanguard Emerging Markets Bond Fund	Vanguard Short-Term Inflation-Protected Securities Index Fund
Vanguard Emerging Markets Ex-China ETF	Vanguard Short-Term Investment-Grade Fund
Vanguard Emerging Markets Government Bond Index Fund	Vanguard Short-Term Tax-Exempt Bond ETF
Vanguard Emerging Markets Stock Index Fund	Vanguard Short-Term Treasury Index Fund
Vanguard ESG International Stock ETF	Vanguard Short-Term Treasury Fund
Vanguard ESG U.S. Corporate Bond ETF	Vanguard STAR Core-Plus Bond Fund
Vanguard European Stock Index Fund	Vanguard STAR Fund
Vanguard Extended Duration Treasury Index Fund	Vanguard Target Retirement 2020 Fund
Vanguard Extended Market Index Fund	Vanguard Target Retirement 2025 Fund
Vanguard Federal Money Market Fund	Vanguard Target Retirement 2030 Fund
Vanguard FTSE All-World ex-US Index Fund	Vanguard Target Retirement 2035 Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard Target Retirement 2040 Fund
Vanguard Global Credit Bond Fund	Vanguard Target Retirement 2045 Fund
Vanguard Global ex-U.S. Real Estate Index Fund	Vanguard Target Retirement 2050 Fund
Vanguard Government Securities Active ETF	Vanguard Target Retirement 2055 Fund
Vanguard High-Yield Active ETF	Vanguard Target Retirement 2060 Fund
Vanguard High-Yield Corporate Fund	Vanguard Target Retirement 2065 Fund
Vanguard High-Yield Tax-Exempt Fund	Vanguard Target Retirement 2070 Fund
Vanguard Inflation-Protected Securities Fund	Vanguard Target Retirement Income Fund
Vanguard Institutional Index Fund	Vanguard Tax-Exempt Bond Index Fund
Vanguard Institutional Intermediate-Term Bond Fund	Vanguard Tax-Managed Balanced Fund
Vanguard Institutional Short-Term Bond Fund	Vanguard Total Bond Market II Index Fund
Vanguard Institutional Total Stock Market Index Fund	Vanguard Total Bond Market Index Fund
Vanguard Intermediate-Term Bond Index Fund	Vanguard Total Corporate Bond ETF
Vanguard Intermediate-Term Corporate Bond Index Fund	Vanguard Total Inflation-Protected Securities ETF
Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Total International Bond II Index Fund
Vanguard Intermediate-Term Tax-Exempt Bond ETF	Vanguard Total International Bond Index Fund
Vanguard Intermediate-Term Tax-Exempt Fund	Vanguard Total International Stock Index Fund
Vanguard Intermediate-Term Treasury Index Fund	Vanguard Total Stock Market Index Fund
Vanguard Intermediate-Term Treasury Fund	Vanguard Total Treasury ETF
Vanguard International Dividend Appreciation Index Fund	Vanguard Total World Bond ETF
Vanguard International High Dividend Yield Index Fund	Vanguard Total World Stock Index Fund
Vanguard LifeStrategy Conservative Growth Fund	Vanguard Treasury Money Market Fund
Vanguard LifeStrategy Growth Fund	Vanguard Ultra-Short Treasury ETF
Vanguard LifeStrategy Income Fund	Vanguard Ultra-Short-Term Bond Fund
Vanguard LifeStrategy Moderate Growth Fund	Vanguard Ultra-Short-Term Bond ETF
Vanguard Limited-Term Tax-Exempt Fund	Vanguard Ultra-Short-Term Tax-Exempt Fund
Vanguard Long-Term Bond Index Fund	Vanguard Variable Insurance Funds (VVIF) — Conservative
Allocation Portfolio
Vanguard Long-Term Corporate Bond Index Fund	VVIF — Equity Index Portfolio

Vanguard Capital Management (VCM)

Vanguard Long-Term Investment-Grade Fund	VVIF — Global Bond Index Portfolio
Vanguard Long-Term Tax-Exempt Bond ETF	VVIF — High Yield Bond Portfolio
Vanguard Long-Term Tax-Exempt Fund	VVIF — Moderate Allocation Portfolio
Vanguard Long-Term Treasury Index Fund	VVIF — Money Market Portfolio
Vanguard Long-Term Treasury Fund	VVIF — Short-Term Investment-Grade Portfolio
Vanguard Market Liquidity Fund	VVIF — Total Bond Market Index Portfolio
Vanguard Massachusetts Tax-Exempt Fund	VVIF — Total International Stock Market Index Portfolio
Vanguard Mortgage-Backed Securities Index Fund	VVIF — Total Stock Market Index Portfolio
Vanguard Portfolio Management (VPM)
Vanguard Communication Services Index Fund	Vanguard Russell 2000 Index Fund
Vanguard Consumer Discretionary Index Fund	Vanguard Russell 2000 Value Index Fund
Vanguard Consumer Staples Index Fund	Vanguard Russell 3000 Index Fund
Vanguard Dividend Appreciation Index Fund	Vanguard S&P 500 Growth Index Fund
Vanguard Energy Index Fund	Vanguard S&P 500 Value Index Fund
Vanguard Equity Income Fund	Vanguard S&P Mid-Cap 400 Growth Index Fund
Vanguard ESG U.S. Stock ETF	Vanguard S&P Mid-Cap 400 Index Fund
Vanguard Explorer Fund	Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard Financials Index Fund	Vanguard S&P Small-Cap 600 Growth Index Fund
Vanguard FTSE Social Index Fund	Vanguard S&P Small-Cap 600 Index Fund
Vanguard Global Minimum Volatility Fund	Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard Growth Index Fund	Vanguard Small-Cap Growth Index Fund
Vanguard Health Care Index Fund	Vanguard Small-Cap Index Fund
Vanguard High Dividend Yield Index Fund	Vanguard Small-Cap Value Index Fund
Vanguard Industrials Index Fund	Vanguard Strategic Equity Fund
Vanguard Information Technology Index Fund	Vanguard Strategic Small-Cap Equity Fund
Vanguard Large-Cap Index Fund	Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Market Neutral Fund	Vanguard Tax-Managed Small-Cap Fund
Vanguard Materials Index Fund	Vanguard U.S. Minimum Volatility ETF
Vanguard Mega Cap Growth Index Fund	Vanguard U.S. Momentum Factor ETF
Vanguard Mega Cap Index Fund	Vanguard U.S. Multifactor Fund
Vanguard Mega Cap Value Index Fund	Vanguard U.S. Multifactor ETF
Vanguard Mid-Cap Growth Index Fund	Vanguard U.S. Quality Factor ETF
Vanguard Mid-Cap Index Fund	Vanguard U.S. Value Factor ETF
Vanguard Mid-Cap Value Index Fund	Vanguard Utilities Index Fund
Vanguard Real Estate II Index Fund	Vanguard Value Index Fund
Vanguard Real Estate Index Fund	Vanguard Variable Insurance Funds (VVIF) — Equity
Income Portfolio
Vanguard Russell 1000 Growth Index Fund	VVIF — Mid-Cap Index Portfolio
Vanguard Russell 1000 Index Fund	VVIF — Real Estate Index Portfolio
Vanguard Russell 1000 Value Index Fund	VVIF — Small Company Growth Portfolio

Vanguard Portfolio Management (VPM)

Vanguard Russell 2000 Growth Index Fund

Vanguard Capital Management (VCM) and Vanguard Portfolio Management (VPM)

Vanguard Commodity Strategy Fund

Investment advisory services are provided to the Impacted Funds by experienced investment management professionals who are employed by Vanguard and are associated persons of either VCM or VPM (as disclosed in a Supplement to the Impacted Funds’ Prospectuses and Summary Prospectuses dated January 12, 2026). Individual portfolio managers at a wholly owned subsidiary advisor (VCM or VPM) may manage multiple accounts for multiple clients. In addition to mutual funds, these accounts may include separate accounts, collective trusts, or offshore funds. Managing multiple funds or accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Each wholly owned subsidiary advisor manages potential conflicts between funds or accounts through allocation policies and procedures, internal review processes, and oversight by trustees and independent third parties. Each wholly owned subsidiary advisor has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations in which two or more funds or accounts participate in investment decisions involving the same securities.

Each Impacted Fund retains the authority to vote proxies received with respect to the shares of equity securities held in a portfolio advised by Vanguard through one of its wholly owned subsidiaries. The boards of trustees of the Impacted Funds have adopted proxy voting procedures and guidelines (to be administered by VCM and/or VPM and their respective Investment Stewardship teams, as appropriate) which govern proxy voting for each portfolio retaining proxy voting authority.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI ALL4 012026
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